Related party balances and transactions - Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party balances and transactions
Aeronautical/Commercial revenue	$ 6,263	$ 4,072	$ 7,187
Fees	(6,795)	(6,791)	(8,256)
Interest accruals	695	712	654
Acquisition of goods and services	(10,743)	(11,516)	(19,002)
Others	$ (4,201)	$ (4,262)	$ (4,449)